PORTFOLIO OF INVESTMENTS

3RD QUARTER

USAA INCOME STOCK FUND

APRIL 30, 2019

48490-0619	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Income Stock Fund

April 30, 2019 (unaudited)

Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (98.5%)
	COMMON STOCKS (98.5%)
	Basic Materials (2.3%)
	Chemicals (2.1%)
203,440	Dow, Inc.(a)	$11,541
531,548	DowDuPont, Inc.	20,438
103,094	LyondellBasell Industries N.V. “A”	9,096
361,996	Nutrien Ltd.	19,613

		60,688

	Iron/Steel (0.2%)
76,584	Reliance Steel & Aluminum Co.	7,043

	Total Basic Materials	67,731

	Communications (5.9%)
	Media (0.7%)
437,115	Comcast Corp. “A”	19,028

	Telecommunications (5.2%)
1,046,173	AT&T, Inc.	32,390
253,317	BCE, Inc.	11,333
962,041	Cisco Systems, Inc.	53,826
430,900	Rogers Communications, Inc. “B”	21,683
575,616	Verizon Communications, Inc.	32,919

		152,151

	Total Communications	171,179

	Consumer, Cyclical (8.9%)
	Airlines (0.6%)
145,220	Alaska Air Group, Inc.	8,989
150,140	Delta Air Lines, Inc.	8,752

		17,741

	Apparel (0.2%)
405,013	Hanesbrands, Inc.	7,319

	Auto Manufacturers (0.3%)
104,310	PACCAR, Inc.	7,476

	Auto Parts & Equipment (0.6%)
330,660	Magna International, Inc.	18,398

	Distribution/Wholesale (0.2%)
45,656	Watsco, Inc.	7,235

1 | USAA Income Stock Fund

Number of Shares	Security	Market Value (000)
	Home Furnishings (0.3%)
195,388	Leggett & Platt, Inc.	$7,690

	Leisure Time (0.8%)
25,000	Carnival Corp.	1,372
175,000	Royal Caribbean Cruises Ltd.	21,164

		22,536

	Lodging (0.8%)
334,630	Las Vegas Sands Corp.	22,437

	Retail (5.1%)
115,367	Brinker International, Inc.	4,934
63,820	Genuine Parts Co.	6,544
132,392	Home Depot, Inc.	26,968
223,276	McDonald’s Corp.	44,113
142,859	Target Corp.	11,060
170,855	TJX Companies, Inc.	9,376
431,958	Walmart, Inc.	44,423

		147,418

	Total Consumer, Cyclical	258,250

	Consumer, Non-cyclical (20.0%)
	Agriculture (2.5%)
528,582	Altria Group, Inc.	28,718
293,573	British American Tobacco plc ADR	11,508
360,767	Philip Morris International, Inc.	31,228

		71,454

	Beverages (2.4%)
459,276	Coca-Cola Co.	22,532
196,370	Coca-Cola European Partners plc	10,524
93,766	Molson Coors Brewing Co. “B”	6,019
232,787	PepsiCo, Inc.	29,808

		68,883

	Biotechnology (1.1%)
46,146	Amgen, Inc.	8,275
358,265	Gilead Sciences, Inc.	23,301

		31,576

	Commercial Services (0.2%)
42,710	Automatic Data Processing, Inc.	7,021

	Cosmetics/Personal Care (2.5%)
93,275	Colgate-Palmolive Co.	6,790
389,755	Procter & Gamble Co.	41,501
420,828	Unilever N.V.	25,464

		73,755

	Food (1.0%)
167,405	Campbell Soup Co.	6,477
187,605	Mondelez International, Inc. “A”	9,540
184,755	Sysco Corp.	13,001

		29,018

	Healthcare Products (1.8%)
238,719	Abbott Laboratories	18,993
373,048	Medtronic plc	33,130

		52,123

Portfolio of Investments | 2

Number of Shares	Security	Market Value (000)
	Healthcare-Services (0.8%)
98,495	UnitedHealth Group, Inc.	$22,956

	Household Products/Wares (0.5%)
110,949	Kimberly-Clark Corp.	14,244

	Pharmaceuticals (7.2%)
357,674	AbbVie, Inc.	28,396
223,748	AstraZeneca plc ADR	8,426
329,510	Bristol-Myers Squibb Co.	15,299
241,138	CVS Health Corp.	13,113
428,511	Johnson & Johnson	60,506
504,267	Merck & Co., Inc.	39,691
1,054,154	Pfizer, Inc.	42,809

		208,240

	Total Consumer, Non-cyclical	579,270

	Energy (7.7%)
	Oil & Gas (5.1%)
95,730	Chevron Corp.	11,493
244,259	ConocoPhillips	15,418
373,250	Exxon Mobil Corp.	29,964
565,352	Occidental Petroleum Corp.	33,288
743,251	Royal Dutch Shell plc ADR “A”	47,219
100,850	Valero Energy Corp.	9,143

		146,525

	Oil & Gas Services (1.1%)
437,122	Halliburton Co.	12,384
483,895	Schlumberger Ltd.	20,653

		33,037

	Pipelines (1.5%)
517,434	Enterprise Products Partners, LP	14,814
158,568	Magellan Midstream Partners, LP	9,833
706,850	Williams Companies, Inc.	20,025

		44,672

	Total Energy	224,234

	Financial (19.9%)
	Banks (8.6%)
1,187,290	Bank of America Corp.	36,307
493,128	Bank of New York Mellon Corp.	24,489
167,405	BB&T Corp.	8,571
945,915	Fifth Third Bancorp	27,261
462,307	J.P. Morgan Chase & Co.	53,651
1,522,449	KeyCorp	26,719
56,456	M&T Bank Corp.	9,602
339,820	Morgan Stanley	16,396
657,074	U.S. Bancorp.	35,035
459,120	Umpqua Holdings Corp.	7,970
117,331	Wells Fargo & Co.	5,680

		251,681

	Diversified Financial Services (2.7%)
28,964	BlackRock, Inc.	14,054
242,960	CME Group, Inc.	43,466
109,476	Deluxe Corp.	4,896
450,313	Synchrony Financial	15,612

		78,028

3 | USAA Income Stock Fund

Number of Shares	Security	Market Value (000)
	Insurance (4.9%)
555,236	Allianz SE ADR	$13,392
349,320	Arthur J. Gallagher & Co.	29,210
245,660	Chubb Ltd.	35,670
95,239	Marsh & McLennan Companies, Inc.	8,980
324,992	MetLife, Inc.	14,992
361,430	Progressive Corp.	28,246
87,875	Travelers Companies, Inc.	12,632

		143,122

	REITS (3.4%)
66,285	Boston Properties, Inc.	9,122
538,630	Brandywine Realty Trust	8,290
545,995	Duke Realty Corp.	16,991
167,910	Equity Residential	12,832
361,811	Iron Mountain, Inc.	11,752
38,783	Public Storage	8,578
70,590	Simon Property Group, Inc.	12,261
243,007	Welltower, Inc.	18,111

		97,937

	Savings & Loans (0.3%)
487,488	People’s United Financial, Inc.	8,429

	Total Financial	579,197

	Industrial (12.3%)
	Aerospace/Defense (4.3%)
58,203	Boeing Co.	21,983
48,110	General Dynamics Corp.	8,598
97,307	Lockheed Martin Corp.	32,435
141,061	Raytheon Co.	25,051
258,520	United Technologies Corp.	36,868

		124,935

	Electrical Components & Equipment (0.5%)
219,332	Emerson Electric Co.	15,570

	Electronics (0.4%)
72,656	Honeywell International, Inc.	12,615

	Environmental Control (1.5%)
333,723	Republic Services, Inc.	27,639
136,968	Waste Management, Inc.	14,702

		42,341

	Hand/Machine Tools (0.6%)
126,210	Stanley Black & Decker, Inc.	18,502

	Machinery-Construction & Mining (0.5%)
94,335	Caterpillar, Inc.	13,152

	Machinery-Diversified (0.6%)
105,521	Deere & Co.	17,478

	Miscellaneous Manufacturers (2.2%)
82,270	3M Co.	15,591
444,515	Eaton Corp. plc	36,815
56,200	Parker-Hannifin Corp.	10,177

		62,583

Portfolio of Investments | 4

Number of Shares	Security	Market Value (000)
	Packaging & Containers (0.6%)
161,514	Bemis Co., Inc.	$9,274
86,525	Packaging Corp. of America	8,580

		17,854

	Transportation (1.1%)
50,315	Union Pacific Corp.	8,908
219,444	United Parcel Service, Inc. “B”	23,309

		32,217

	Total Industrial	357,247

	Technology (11.7%)
	Computers (2.3%)
143,008	Apple, Inc.	28,697
733,770	HP,Inc.	14,639
57,929	International Business Machines Corp.	8,125
282,135	Western Digital Corp.	14,423

		65,884

	Semiconductors (5.9%)
123,713	Analog Devices, Inc.	14,380
85,251	Broadcom, Inc.	27,144
1,184,950	Cypress Semiconductor Corp.	20,357
456,968	Intel Corp.	23,324
418,360	Maxim Integrated Products, Inc.	25,102
78,548	Microchip Technology, Inc.	7,846
337,693	Texas Instruments, Inc.	39,790
110,800	Xilinx, Inc.	13,312

		171,255

	Software (3.5%)
562,204	Microsoft Corp.	73,424
368,478	Oracle Corp.	20,388
113,403	Paychex, Inc.	9,561

		103,373

	Total Technology	340,512

	Utilities (9.8%)
	Electric (9.6%)
144,822	Alliant Energy Corp.	6,840
239,080	Ameren Corp.	17,398
165,441	American Electric Power Co., Inc.	14,153
105,548	Black Hills Corp.	7,680
183,115	CMS Energy Corp.	10,172
168,387	Dominion Energy, Inc.	13,112
299,546	Duke Energy Corp.	27,295
217,803	Entergy Corp.	21,105
129,113	Evergy, Inc.	7,465
156,605	Eversource Energy	11,222
369,905	Exelon Corp.	18,847
492,888	FirstEnergy Corp.	20,716
146,874	NextEra Energy, Inc.	28,558
100,148	Pinnacle West Capital Corp.	9,541
762,630	PPL Corp.	23,802
177,425	Sempra Energy	22,702
205,697	WEC Energy Group, Inc.	16,133

		276,741

5 | USAA Income Stock Fund

Number of Shares	Security	Market Value (000)
	Gas (0.2%)
239,080	NiSource, Inc.	$6,641

	Total Utilities	283,382

	Total Common Stocks (cost: $2,111,289)	2,861,002

	Total Equity Securities (cost: $2,111,289)	2,861,002

Principal Amount (000)		Coupon Rate	Maturity
	MONEY MARKET INSTRUMENTS (1.5%)
	COMMERCIAL PAPER (0.7%)
$3,311	Centerpoint Energy, Inc.(b)	2.67%	5/01/2019	3,311
4,444	CSLB Holdings Inc.(b)	2.70	5/07/2019	4,442
7,295	Duke Energy Corp.(b)	2.62	5/06/2019	7,292
1,140	Southwestern Public Service Co.(b)	2.62	5/01/2019	1,140
4,455	Spire, Inc.(b)	2.63	5/03/2019	4,455

	Total Commercial Paper (cost: $20,640)			20,640

Number of Shares
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.8%)
22,119,736	State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(c) (cost: $22,120)	22,120

	Total Money Market Instruments (cost: $42,760)	42,760

	Total Investments (cost: $2,154,049)	$2,903,762

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$2,861,002	$—	$—	$2,861,002
Money Market Instruments:
Commercial Paper	—	20,640	—	20,640
Government & U.S. Treasury Money Market Funds	22,120	—	—	22,120

Total	$2,883,122	$20,640	$—	$2,903,762

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund’s compliance classification.

At April 30, 2019, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments | 6

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2019 (unaudited)

GENERAL NOTES

A. Security valuation – USAA MUTUAL FUNDS TRUST (the Trust) and Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA Income Stock Fund (the Fund) valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund’s NAV is calculated will not need to be reflected in the value of the Funds’ foreign securities. However, the USAA Asset Management Company (the Manager) and the Funds’ subadviser(s) will monitor for events that would materially affect the value of the Fund’s foreign securities. The Funds’ subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds’ foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds’ foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

7 | USAA Income Stock Fund

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service’s judgment, these prices are readily available and are representative of the security’s market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6. Repurchase agreements are valued at cost.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Notes to Portfolio of Investments | 8

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,902,761,000 at April 30, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 6.5% of net assets at April 30, 2019.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

REITS	Real estate investment trusts—Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)	Non-income-producing security.

(b)

Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust’s Board of Trustees, unless otherwise noted as illiquid.

(c)	Rate represents the money market fund annualized seven-day yield at April 30, 2019.

9 | USAA Income Stock Fund